PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	$ 50.5	$ 38.3
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	29 years	15 years
Hydroelectric | Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Renewal term, property, plant, and equipment	30 years